UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment[ ]; Amendment Number:___________
    This Amendment (Check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monetta Financial Services, Inc.
Address:  1776-A S. Naperville Road
          Suite 100
          Wheaton, IL 60189

Form 13F File Number:  028-02784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Bacarella
Title:  President
Phone:  630-462-9800

Signature, Place, and Date of Signing




/s/ Robert Bacarella      Wheaton, IL   November 14, 2011

Report Type (Check only one):

  [X] 13F HOLDING REPORT.
  [ ] 13F NOTICE.
  [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
              None



Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 86

Form 13F Information Table Value Total: $57,962

List of Other Included Managers:   Monetta Funds




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                                                  Monetta Financial Services, Inc.
                                                              FORM 13F
                                                         September 30, 2011

                                                                                                       Voting Authority
                                                                                                     _____________________
                               Tital of             Value   Shares/  Sh/ Put/ Invstmt    Other
Name of Issuer                 class     CUSIP     (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None

AMR Corp.                      COM       001765106      725   245000 SH       Sole                   245000
Accretive Health, Inc.         COM       00438V103      297    14000 SH       Sole                    14000
Amarin Corporation PLC         COM       023111206      331    36000 SH       Sole                    36000
Amazon.Com, Inc.               COM       023135106     1514     7000 SH       Sole                     7000
Anadarko Petroleum Corp        COM       032511107      441     7000 SH       Sole                     7000
Apple, Inc.                    COM       037833100     4079    10700 SH       Sole                    10700
AutoZone, Inc.                 COM       053332102      255      800 SH       Sole                      800
Baidu, Inc. SP ADR             COM       056752108      962     9000 SH       Sole                     9000
Bank of America Corp           COM       060505104     1408   230000 SH       Sole                   230000
Caterpillar, Inc.              COM       149123101     1034    14000 SH       Sole                    14000
Cerner Corporation             COM       156782104      891    13000 SH       Sole                    13000
Check Point Software           COM       M22465104      633    12000 SH       Sole                    12000
Chesapeake Energy Corp.        COM       165167107      307    12000 SH       Sole                    12000
Chicago Bridge & Iron          COM       167250109      401    14000 SH       Sole                    14000
Chipotle Mexican Grill, Inc. - COM       169656105      788     2600 SH       Sole                     2600
Cliffs Natural Resources Inc   COM       18683K101      384     7500 SH       Sole                     7500
Cognizant Tech Solutions       COM       192446102      627    10000 SH       Sole                    10000
Crocs, Inc.                    COM       227046109      237    10000 SH       Sole                    10000
Cummins Inc.                   COM       231021106      572     7000 SH       Sole                     7000
Deere & Company                COM       244199105      710    11000 SH       Sole                    11000
Delta Air Lines, Inc.          COM       247361702      750   100000 SH       Sole                   100000
Dollar Tree Inc.               COM       256746108      961    12800 SH       Sole                    12800
Ecolab, Inc.                   COM       278865100      489    10000 SH       Sole                    10000
F5 Networks Inc.               COM       315616102      561     7900 SH       Sole                     7900
Fastenal Company               COM       311900104      745    22400 SH       Sole                    22400
Fluor Corp                     COM       343412102      465    10000 SH       Sole                    10000
Ford Motor Company             COM       345370860     1325   137000 SH       Sole                   137000
Freeport-McMoRan Copper & Gold COM       35671D857      518    17000 SH       Sole                    17000
Gardner Denver, Inc.           COM       365558105      254     4000 SH       Sole                     4000
Google, Inc.                   COM       38259P508     1826     3550 SH       Sole                     3550
Green Mountain Coffee Roasters COM       393122106      307     3300 SH       Sole                     3300
Halliburton Company            COM       406216101      610    20000 SH       Sole                    20000
Home Depot Inc.                COM       437076102      230     7000 SH       Sole                     7000
Human Genome Sciences, Inc.    COM       444903108      463    36500 SH       Sole                    36500
Intuitive Surgical, Inc.       COM       46120E602     1093     3000 SH       Sole                     3000
Joy Global Inc.                COM       481165108      343     5500 SH       Sole                     5500
Krispy Kreme Doughnuts Inc.    COM       501014104      170    25000 SH       Sole                    25000
Las Vegas Sands Corp.          COM       517834107      767    20000 SH       Sole                    20000
MGM Mirage, Inc.               COM       552953101      743    80000 SH       Sole                    80000
Mastercard, Inc.               COM       57636Q104     1840     5800 SH       Sole                     5800
McDonald's Corp.               COM       580135101      527     6000 SH       Sole                     6000
Melco PBL Entertainment        COM       585464100      291    35000 SH       Sole                    35000
MercadoLibre, Inc.             COM       58733R102      430     8000 SH       Sole                     8000
NVIDIA Corp                    COM       67066G104      565    45200 SH       Sole                    45200
National Oilwell-Varco, Inc.   COM       637071101      256     5000 SH       Sole                     5000
NetApp, Inc.                   COM       64110D104      509    15000 SH       Sole                    15000
Nucor Corporation              COM       670346105      570    18000 SH       Sole                    18000
Oracle Corporation             COM       68389X105      345    12000 SH       Sole                    12000
Pall Corporation               COM       696429307      424    10000 SH       Sole                    10000
Parker-Hannifin Corp.          COM       701094104      316     5000 SH       Sole                     5000
Peabody Energy Corp            COM       704549104      339    10000 SH       Sole                    10000
PepsiCo, Inc.                  COM       713448108      309     5000 SH       Sole                     5000
Perrigo Company                COM       714290103      932     9600 SH       Sole                     9600
Praxair, Inc.                  COM       74005P104      467     5000 SH       Sole                     5000
Precision Castparts Corp.      COM       740189105      497     3200 SH       Sole                     3200
Priceline.com Inc.             COM       741503403      697     1550 SH       Sole                     1550
Pulte Homes, Inc               COM       745867101      276    70000 SH       Sole                    70000
Qualcomm Inc.                  COM       747525103     1362    28000 SH       Sole                    28000
Range Resources Corp           COM       75281A109      702    12000 SH       Sole                    12000
SXC Health Solutions Corp      COM       78505P100      913    16400 SH       Sole                    16400
Salesforce.com Inc             COM       79466L302      457     4000 SH       Sole                     4000
Sirius XM Radio, Inc.          COM       82967N108      528   350000 SH       Sole                   350000
Skyworks Solutions Inc         COM       83088M102      287    16000 SH       Sole                    16000
SodaStream Int'l Ltd.          COM       M9068E105      330    10000 SH       Sole                    10000
Southwestern Energy Co.        COM       845467109      533    16000 SH       Sole                    16000
Symantec Corporation           COM       871503108      407    25000 SH       Sole                    25000
The Mosaic Co.                 COM       61945C103      539    11000 SH       Sole                    11000
The Walt Disney Co.            COM       254687106      452    15000 SH       Sole                    15000
Timken Company                 COM       887389104      328    10000 SH       Sole                    10000
Titan International Inc.       COM       88830M102      300    20000 SH       Sole                    20000
Transocean, Inc.               COM       H8817H100      477    10000 SH       Sole                    10000
UnitedHealth Group, Inc.       COM       91324P102      692    15000 SH       Sole                    15000
VMware, Inc. - CL A            COM       928563402      522     6500 SH       Sole                     6500
Verifone Holdings, Inc         COM       92342Y109      466    13300 SH       Sole                    13300
Wabtec Corporation             COM       929740108      291     5500 SH       Sole                     5500
Whole Foods Market Inc         COM       966837106      327     5000 SH       Sole                     5000
Wynn Resorts Ltd.              COM       983134107      748     6500 SH       Sole                     6500
eBay Inc.                      COM       278642103      236     8000 SH       Sole                     8000
SPDR Trust Series 1                      78462F103     2037    18000 SH       Sole                    18000
Vanguard Growth ETF                      922908736      783    14000 SH       Sole                    14000
Vanguard Large-Cap ETF                   922908637      826    16000 SH       Sole                    16000
Vanguard S&P 500                         922908413      828    16000 SH       Sole                    16000
Vanguard Value ETF                       922908744      842    17900 SH       Sole                    17900
iShares S&P 100 Index Fund               464287101      591    11500 SH       Sole                    11500
iShares S&P 500 Growth Index             464287309      306     5000 SH       Sole                     5000
iShares S&P 500 Index Fund               464287200     2046    18000 SH       Sole                    18000

REPORT SUMMARY                                        57962

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